INCOME TAXES (Details Textual) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 30, 2008	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥) $ / shares	Sep. 30, 2017 CNY (¥) ¥ / shares	Sep. 30, 2016 CNY (¥) ¥ / shares
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		25.00%		25.00%	25.00%
Income Tax Holiday Effect On Tax Charges		¥ 0		¥ 4,274	¥ (5,609)
Income Tax Holiday Income Tax Basic Earnings Per Share | (per share)				¥ 0.18	¥ (0.25)
Income Tax Holiday Income Tax Diluted Earnings Per Share | (per share)			$ 0	¥ 0.18	¥ (0.25)
Operating Loss Carryforwards, Limitations on Use		a preferential tax of 2 years exemption and 3 years of half EIT from January 1, 2012 to December 31, 2016
Preferential Tax Rate Applicable Period Description		The open tax years for examinations in China are 5 years.
Preferential Tax Rate		15.00%
Operating Loss CarryForward Term				20 years
Operating Loss Carryforwards		¥ 579,677	$ 579,677
Expire 2018 through 2021 [Member]
Operating Loss Carryforwards		63,506	63,506
Expire 2022 and After [Member]
Operating Loss Carryforwards		¥ 516,171	$ 516,171
Maximum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	33.00%
Minimum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Beijing Origin Seed Limited [Member]
Preferential Tax Rate		25.00%		15.00%	15.00%